TAXATION - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Amount
PRC statutory EIT rate	¥ (99,071)	$ (14,167)
Change in future tax rate (upon expiration of preferential rate)	(6,458)	(923)
Change of prior year deferred tax assets	66,281	9,478
Change of valuation allowance	45,994	6,577
Income not subject to tax and non-deductible expenses, net	1,166	167
Effect of expired net operating loss	(7,802)	(1,116)
Income tax expense	¥ 110	$ 16
Tax Jurisdiction of Domicile [Extensible Enumeration]	Greater China	Greater China
Percent
PRC statutory EIT rate	24.00%	24.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions			(270.00%)	0.00%
Change in future tax rate (upon expiration of preferential rate)	2.00%	2.00%	0.00%	(1.00%)
Change of prior year deferred tax assets	(16.00%)	(16.00%)	16.00%	(37.00%)
Change of valuation allowance	(11.00%)	(11.00%)	174.00%	194.00%
Income not subject to tax and non-deductible expenses, net	(1.00%)	(1.00%)	(2.00%)	16.00%
Effect of expired net operating loss	2.00%	2.00%	57.00%	(197.00%)
PRC withholding tax			0.00%	0.00%
Effective EIT rate	0.00%	0.00%	0.00%	0.00%